OTHER (LOSSES) GAINS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
OTHER (LOSSES) GAINS
(Losses) gains on ineffective portion of hedge derivatives			$ (2,707,802)
Other income and expenses	$ 287	$ 2,876	(57)
Total	$ 287	$ 2,876	$ (2,707,859)